Remuneration of directors and key management of the Company (Tables)	12 Months Ended
Aug. 31, 2020
Remuneration of directors and key management of the Company
Summary of remuneration of directors ang key management

	2020	2019	2018
	$	$	$
Wages	308,868	207,751	179,949
Share-based payments – capital stock	572,110	—	—
Share-based payments – stock options	259,410	—	—
	1,140,388	207,751	179,949